Assets and liabilities held for sale and discontinued operations	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities held for sale and discontinued operations	Assets and liabilities held for sale and discontinued
operations
Assets held for sale
On May 21, 2024, the Company sold the VLCC Alsace (2012 - 299,999 dwt) for $96.9 million. The vessel was accounted for as a non-current asset held for sale as from June 30, 2024 and had a carrying value of
$69.4 million. The net gain on the vessel amounts to $27.5 million and was recognized upon delivery to its new owners during the first quarter of 2025.
On December 31, 2024, CMB.TECH has sold the Suezmax Cap Lara (2007, 158,826 dwt) for $33.2 million.
The vessel was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $14.4 million. A net gain of $18.8 million was realized upon delivery to her new owners in the first quarter of 2025.
The Windcat 6 has been sold, after 18 years of service on December 18, 2024 for an amount of
$268 thousand. The CTV was accounted for as a non-current asset held for sale as at December 31, 2024, and had a carrying value of $48 thousand. The sale generated a gain $220 thousand and was recognized upon delivery to the new owner on March 13, 2025.
On June 27, 2024, the Management Board formally decided to commit to a plan to sell Suezmax vessels
Statia (2006 - 150,205 dwt)  and Cap Felix (2008 - 158,765 dwt) and VLCC vessels Hakata (2010 - 302,550 dwt) and Ingrid (2012 - 314,000 dwt). It is noted that Suezmaxes Statia and Cap Felix and VLCC Hakata have been successfully sold. Statia and Cap Felix were sold for a combined net sales price of $83.6 million, had a combined carrying value of $31.7 million and generated a net gain of $51.9 million recognized in the second half of 2024. With respect to VLCC Ingrid, there has been no immediate interested buyers for an extended period. Accordingly, Management has determined that it is no longer appropriate to maintain the vessel’s classification as an ‘Asset Held for Sale’ under IFRS 5. The vessel has therefore been reclassified as an ‘Owned Vessel,’ and depreciation has been recognized retroactively for the period from
June 27, 2024, to June 30, 2025.
On April 16, 2025, the Company sold the VLCCs Hakone (2010 - 302,624 dwt) and Hakata (2010 - 302,550
dwt). Both vessels are accounted for as an asset held for sale as at June 30, 2025 and have a combined carrying value of $74.2 million. The net gain on the vessels amounts to $39.3 million and will be recognized upon delivery to its new owners during the third quarter of 2025.
Discontinued operations
As of June 30, 2025 and as of December 31, 2024 the Group had no operations that met the criteria of discontinued operations.